Commitments and contingencies (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Commitments [Line Items]
Internet data center (IDC) service related expenses	¥ 1,498,935	¥ 805,656	¥ 558,094
Internet data center (IDC) service
Future minimum payments under these non-cancelable agreements with initial terms of one year or more
2019	656,427
2020	76,015
2021	10,487
2022	7,636
2023	1,783
2024 and Thereafter	3,267
Total	¥ 755,615